4. Loan Servicing (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loan Servicing
Unpaid principal balances of mortgage loans serviced for others	$ 167,673,467	$ 176,083,984
Net gain realized on the sale of loans	$ 290,116	$ 345,780